COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Purchase orders and contracts
Commitments and Contingencies
Capital commitments	$ 49,050,000	$ 2,362,000
Layback Agreement
Commitments and Contingencies
Capital commitments	25,000,000
Layback Agreement, subsequent years
Commitments and Contingencies
Capital commitments	37,800,000
Severance payments
Commitments and Contingencies
Financial effect	$ 3,000,000	$ 1,960,000